Document and Entity Information	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	AC IMMUNE SA
Entity Central Index Key	0001651625
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Amendment Flag	false
Current Fiscal Year End Date	--12-31